Finance receivables (Impaired Finance Receivables) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	¥ 80,285	¥ 79,594
Unpaid principal balance	79,526	78,910
Average recorded investment	79,567	79,700
Retail Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	27,151	27,269
Unpaid principal balance	26,418	26,597
Average recorded investment	27,664	26,628
Finance Lease Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	100	66
Unpaid principal balance	74	54
Average recorded investment	83	76
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	20,400	25,700
Unpaid principal balance	20,400	25,700
Average recorded investment	23,171	26,306
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	24,439	22,766
Unpaid principal balance	24,439	22,766
Average recorded investment	22,831	22,482
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	8,195	3,793
Unpaid principal balance	8,195	3,793
Average recorded investment	5,818	4,208
Impaired account balances individually evaluated for impairment with an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	26,793	25,446
Unpaid principal balance	26,793	25,446
Individually evaluated allowance	7,542	4,260
Impaired account balances individually evaluated for impairment with an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	11,582	10,667
Unpaid principal balance	11,582	10,667
Individually evaluated allowance	1,525	1,373
Impaired account balances individually evaluated for impairment with an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	9,353	10,986
Unpaid principal balance	9,353	10,986
Individually evaluated allowance	588	1,596
Impaired account balances individually evaluated for impairment with an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	5,858	3,793
Unpaid principal balance	5,858	3,793
Individually evaluated allowance	5,429	1,291
Impaired account balances individually evaluated for impairment without an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	26,241	26,813
Unpaid principal balance	26,241	26,813
Impaired account balances individually evaluated for impairment without an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	8,818	15,033
Unpaid principal balance	8,818	15,033
Impaired account balances individually evaluated for impairment without an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	15,086	11,780
Unpaid principal balance	15,086	11,780
Impaired account balances individually evaluated for impairment without an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	2,337
Unpaid principal balance	2,337
Impaired Account Balances Aggregated and Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	27,251	27,335
Unpaid principal balance	26,492	26,651
Impaired Account Balances Aggregated and Evaluated for Impairment | Retail Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	27,151	27,269
Unpaid principal balance	26,418	26,597
Impaired Account Balances Aggregated and Evaluated for Impairment | Finance Lease Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	100	66
Unpaid principal balance	¥ 74	¥ 54